Note 18 - Financial Instruments (Details) - Carrying Amounts and Fair Value of Financial Instruments In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2014 Estimate of Fair Value Measurement [Member] USD ($)	Mar. 31, 2014 Estimate of Fair Value Measurement [Member] JPY (¥)	Mar. 31, 2013 Estimate of Fair Value Measurement [Member] JPY (¥)	Mar. 31, 2014 Portion at Other than Fair Value Measurement [Member] USD ($)	Mar. 31, 2014 Portion at Other than Fair Value Measurement [Member] JPY (¥)	Mar. 31, 2013 Portion at Other than Fair Value Measurement [Member] JPY (¥)
Note 18 - Financial Instruments (Details) - Carrying Amounts and Fair Value of Financial Instruments [Line Items]
Practicable to estimate fair value	$ 61,719	¥ 6,355,817	¥ 3,771,262	$ 36,425	¥ 3,751,011	¥ 1,309,923	$ 25,294	¥ 2,604,806	¥ 2,461,339
Practicable to estimate fair value				36,425	3,751,011	1,309,923
Not practicable	61,719	6,355,817	3,771,262	36,425	3,751,011	1,309,923	25,294	2,604,806	2,461,339
Not practicable
Noncurrent refundable insurance policies (other assets)	612	63,062	64,020
Noncurrent refundable insurance policies (other assets)	$ 612	¥ 63,062	¥ 64,020